Basis of presentation and significant accounting policies (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 MMcf	Dec. 31, 2010 MMcf	Dec. 31, 2009 MMcf
Natural gas imbalance positions
Natural gas imbalance current receivable (included in "Accounts receivable-Oil and natural gas sales")			$ 22	$ 174
Underproduced positions ( in Mcf)			6,312	43,720
Natural gas imbalance current liability (included in "Other current liabilities")			32	15
Overproduced positions (in Mcf)			9,049	3,839
Natural gas imbalance long-term liability (included in "Other noncurrent liabilities")			935	1,093
Overproduced positions (in Mcf)			264,808	275,201
Value of net (overproduced) underproduced positions arising during the period increasing oil and natural gas sales			(10)	25	(311)
Net overproduced (underproduced) positions arising during the period (in Mcf)			32,353	(12,772)	63,229
General and administrative expense
Fees received for the operation of jointly-owned oil and natural gas properties			2,241	1,497	1,273
Related party transactions
Net oil and natural gas sales	37,740	33,533	79,300	35,000	7,288
Oil and natural gas sales receivable	$ 5,504		$ 6,845	$ 4,435